Financial Instruments and Fair Value - Narrative (Details) SFr in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2018 CHF (SFr)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)
Fair Value Disclosures [Abstract]
Equity method investments		$ 15.7	$ 15.3
Amortized Cost
Business Acquisition, Contingent Consideration [Line Items]
Long term debt		2,500.0	2,500.0
Foreign Exchange Contract | Net Investment Hedging | Designated as Hedging Instrument
Business Acquisition, Contingent Consideration [Line Items]
Term of contract	5 years
Notional amount | SFr	SFr 750
Expected cash and contra interest per year				$ 25.0
Gain, net of tax		12.2
Foreign Exchange Contract | Net Investment Hedging | Designated as Hedging Instrument | Interest Expense
Business Acquisition, Contingent Consideration [Line Items]
Contra interest expense		$ 6.1	$ 5.6